Employee Benefits (Summary of Disaggregation of Projections Benefit Obligation) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Principal pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 8,470	$ 6,833
Principal pension plans [member] | Active Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	5,722	4,459
Principal pension plans [member] | Deferred Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	543	452
Principal pension plans [member] | Retired Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,205	1,922
Principal post-retirement benefit plan [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	397	352
Principal post-retirement benefit plan [member] | Active Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	163	135
Principal post-retirement benefit plan [member] | Deferred Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	0	0
Principal post-retirement benefit plan [member] | Retired Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	234	217
Other pension plans [member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	2,500	2,264
Other pension plans [member] | Active Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	488	448
Other pension plans [member] | Deferred Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	373	362
Other pension plans [member] | Retired Members [Member]
Disclosure Of Projection Benefit Obligations [Line Items]
Defined benefit obligation, at present value	$ 1,639	$ 1,454